Insurance Contracts - Insurance Contracts Issued and Reinsurance Contracts Held (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	$ 11,845	$ 10,970
Insurance | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	6,062	5,481
Insurance | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,162	1,296
Insurance | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	4,621	3,811
Insurance | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	382
Insurance | Due in 1 year or less
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	975	844
Insurance | Due in 1 year or less | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	476	396
Insurance | Due in 1 year or less | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	112	116
Insurance | Due in 1 year or less | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	387	290
Insurance | Due in 1 year or less | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	42
Insurance | 1 Year to 3 Years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,719	1,506
Insurance | 1 Year to 3 Years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	848	715
Insurance | 1 Year to 3 Years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	194	207
Insurance | 1 Year to 3 Years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	677	512
Insurance | 1 Year to 3 Years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	72
Insurance | 3 Years to 5 Years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,459	1,292
Insurance | 3 Years to 5 Years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	726	623
Insurance | 3 Years to 5 Years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	162	176
Insurance | 3 Years to 5 Years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	571	435
Insurance | 3 Years to 5 Years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	58
Insurance | Due in years 6-10
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	2,747	2,470
Insurance | Due in years 6-10 | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,378	1,217
Insurance | Due in years 6-10 | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	294	328
Insurance | Due in years 6-10 | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,075	827
Insurance | Due in years 6-10 | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	98
Insurance | Due after 10 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	4,945	4,858
Insurance | Due after 10 years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	2,634	2,530
Insurance | Due after 10 years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	400	469
Insurance | Due after 10 years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,911	1,747
Insurance | Due after 10 years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	112
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(59)	(105)
Reinsurance contracts held | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(32)	20
Reinsurance contracts held | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(9)	(128)
Reinsurance contracts held | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(18)	7
Reinsurance contracts held | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	(4)
Reinsurance contracts held | Due in 1 year or less
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(6)	(8)
Reinsurance contracts held | Due in 1 year or less | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(2)	1
Reinsurance contracts held | Due in 1 year or less | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(3)	(11)
Reinsurance contracts held | Due in 1 year or less | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(1)	1
Reinsurance contracts held | Due in 1 year or less | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	1
Reinsurance contracts held | 1 Year to 3 Years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(9)	(15)
Reinsurance contracts held | 1 Year to 3 Years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(3)	2
Reinsurance contracts held | 1 Year to 3 Years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(4)	(19)
Reinsurance contracts held | 1 Year to 3 Years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(2)	1
Reinsurance contracts held | 1 Year to 3 Years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	1
Reinsurance contracts held | 3 Years to 5 Years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(8)	(14)
Reinsurance contracts held | 3 Years to 5 Years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(3)	2
Reinsurance contracts held | 3 Years to 5 Years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(3)	(17)
Reinsurance contracts held | 3 Years to 5 Years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(2)	1
Reinsurance contracts held | 3 Years to 5 Years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Reinsurance contracts held | Due in years 6-10
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(13)	(27)
Reinsurance contracts held | Due in years 6-10 | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(7)	4
Reinsurance contracts held | Due in years 6-10 | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(2)	(32)
Reinsurance contracts held | Due in years 6-10 | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(4)	2
Reinsurance contracts held | Due in years 6-10 | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	(1)
Reinsurance contracts held | Due after 10 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(23)	(41)
Reinsurance contracts held | Due after 10 years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(17)	11
Reinsurance contracts held | Due after 10 years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	3	(49)
Reinsurance contracts held | Due after 10 years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(9)	2
Reinsurance contracts held | Due after 10 years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	$ 0	$ (5)